International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (96.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (5.9%)
Deutsche Telekom AG	Germany	3,411,330	57,147
KDDI Corp. *	Japan	580,200	14,677
Vodafone Group PLC	United Kingdom	14,799,264	19,634

Total			91,458

Consumer Discretionary (15.5%)
adidas AG *	Germany	78,180	25,304
Alibaba Group Holding, Ltd. *	Cayman Islands	957,700	35,414
Burberry Group PLC *	United Kingdom	866,520	17,350
Cie Generale des Etablissements Michelin	France	226,568	24,244
Compass Group PLC *	United Kingdom	494,780	7,427
Honda Motor Co., Ltd. *	Japan	1,282,310	30,255
Informa PLC *	United Kingdom	1,590,760	7,713
Isuzu Motors, Ltd. *	Japan	2,909,640	25,490
Sony Corp. *	Japan	513,800	39,298
Yum China Holdings, Inc.	United States	554,190	28,967

Total			241,462

Consumer Staples (5.9%)
Anheuser-Busch InBev SA/NV	Belgium	284,960	15,381
Kirin Holdings Co., Ltd. *	Japan	1,723,120	32,364
Matsumotokiyoshi Holdings Co., Ltd. *	Japan	743,900	27,138
Suntory Beverage & Food, Ltd. *	Japan	461,100	17,331

Total			92,214

Energy (3.4%)
BP PLC	United Kingdom	3,077,360	8,935
Eni SpA	Italy	1,255,625	9,823
Equinor ASA *	Norway	1,170,100	16,513
TOTAL SA *	France	540,500	18,557

Total			53,828

Financials (6.9%)
AIA Group, Ltd.	Hong Kong	4,211,850	41,491
KB Financial Group, Inc., ADR	South Korea	606,790	19,490
Standard Chartered PLC *	United Kingdom	4,032,812	18,489
Sumitomo Mitsui Financial Group, Inc. *	Japan	994,810	27,682

Total			107,152

Health Care (11.6%)
Bayer AG	Germany	533,778	33,361
Fresenius Medical Care AG & Co.	Germany	482,620	40,751
Roche Holding AG	Switzerland	93,280	31,914
Sanofi	France	311,685	31,252
Sinopharm Group Co., Ltd. - Class H	China	3,761,400	7,984

Common Stocks (96.3%)	Country	Shares/ Par +	Value $ (000’s)
Health Care continued
Takeda Pharmaceutical Co., Ltd. *	Japan	987,647	35,182

Total			180,444

Industrials (14.1%)
A.P. Moeller - Maersk AS - Class B	Denmark	6,430	10,194
Adecco Group AG	Switzerland	147,450	7,792
BAE Systems PLC *	United Kingdom	6,375,240	39,434
CK Hutchison Holdings, Ltd.	Cayman Islands	3,285,990	19,923
Hitachi, Ltd. *	Japan	1,220,260	41,233
International Consolidated Airlines Group, S.A. *	Spain	3,244,600	3,939
Komatsu, Ltd. *	Japan	1,527,900	33,636
Mitsubishi Electric Corp. *	Japan	2,484,900	33,548
Siemens AG	Germany	115,790	14,641
Siemens Energy AG *	Germany	57,895	1,561
Taisei Corp. *	Japan	437,500	14,742

Total			220,643

Information Technology (13.0%)
Catcher Technology Co., Ltd.	Taiwan	3,871,300	24,373
Infineon Technologies AG	Germany	470,050	13,296
Kyocera Corp. *	Japan	703,600	40,202
NXP Semiconductors NV	Netherlands	233,770	29,177
Samsung Electronics Co., Ltd. *	South Korea	1,156,090	58,251
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	2,469,265	37,085

Total			202,384

Materials (11.6%)
Air Liquide SA	France	109,020	17,300
Barrick Gold Corp.	Canada	1,059,530	29,783
Covestro AG	Germany	732,110	36,351
Sumitomo Metal Mining Co., Ltd. *	Japan	991,840	30,703
Wheaton Precious Metals Corp.	Canada	716,220	35,140
Yara International ASA	Norway	828,140	31,887

Total			181,164

Real Estate (3.7%)
CK Asset Holdings, Ltd.	Cayman Islands	5,242,240	25,577
Mitsui Fudosan Co., Ltd. *	Japan	828,980	14,439
Sun Hung Kai Properties *	Hong Kong	1,442,940	18,499

Total			58,515

Utilities (4.7%)
E.ON SE	Germany	4,565,120	50,439
Veolia Environnement SA	France	1,101,150	23,747

Total			74,186

Total Common Stocks (Cost: $1,462,768)			1,503,450

International Equity Portfolio

Short-Term Investments (3.0%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	39,958,457	39,958

Total			39,958

Short-Term Investments (3.0%)	Country	Shares/ Par +	Value $ (000’s)
US Government & Agencies (0.5%)
Federal Home Loan Bank 0.000%, 10/01/2020	United States	7,400,000	7,400

Total			7,400

Total Short-Term Investments (Cost: $47,358)			47,358

Total Investments (99.3%) (Cost: $1,510,126)@			1,550,808

Other Assets, Less Liabilities (0.7%)			11,113

Net Assets (100.0%)			1,561,921

Investments Percentage by Country is based on Net Assets:
Japan	29.2%
Germany	17.3%
United Kingdom	7.7%
France	7.4%
Cayman Islands	5.2%
United States	4.9%
Other	27.6%

Total	99.3%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,510,126 and the net unrealized appreciation of investments based on that cost was $40,682 which is comprised of $170,329 aggregate gross unrealized appreciation and $129,647 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$28,967	$212,495	$—
Financials	19,490	87,662	—
Industrials	1,561	219,082	—
Information Technology	29,177	173,207	—
Materials	64,923	116,241	—
All Others	—	550,645	—
Short-Term Investments
Money Market Funds	39,958	—	—
All Others	—	7,400	—

Total Assets:	$184,076	$1,366,732	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand